CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - EUR (€) € in Thousands	Jun. 30, 2019	Dec. 31, 2018
Current assets
Current assets	€ 33,366	€ 37,936
Cash and cash equivalents	5,986	7,402
Financial assets	9,104	12,905
Trade receivables	4,502	6,030
Inventories	12,174	10,064
Income tax receivables	39	13
Other assets	1,561	1,522
Non-current assets
Non-current assets	34,553	31,416
Financial assets	2,252	2,234
Intangible assets	1,371	1,420
Property, plant and equipment	30,849	27,675
Investments in joint venture	33	33
Other assets	48	54
Total assets	67,919	69,352
Current liabilities
Current liabilities	6,123	6,302
Trade payables	2,171	2,945
Contract liabilities	1,079	817
Financial liabilities	1,363	850
Other liabilities and provisions	1,510	1,690
Non-current liabilities
Non-current liabilities	20,716	16,575
Deferred tax liabilities	120	76
Financial liabilities	20,420	16,321
Other liabilities and provisions	176	178
Equity
Equity	41,080	46,475
Subscribed capital	4,836	4,836
Capital reserves	87,739	86,803
Accumulated deficit	(53,004)	(46,400)
Accumulated other comprehensive income	1,357	1,201
Equity attributable to the owners of the company	40,928	46,440
Non controlling interest	152	35
Total equity and liabilities	€ 67,919	€ 69,352